Schedule of Investments PIMCO Corporate & Income Opportunity Fund	October 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 167.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 40.6%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$6,603	$6,879
Aggreko PLC TBD% due 08/17/2026		3,147	3,131
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		300	303
AP Core Holdings, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		16,485	16,541
Armor Holding, LLC TBD% due 10/29/2028		4,100	4,059
Astound Radiate Bridge TBD% due 09/25/2026		16,205	16,178
Avantor, Inc. 2.500% (LIBOR03M + 2.000%) due 11/21/2024 ~		20	20
Banff Merger Sub, Inc. 3.882% (LIBOR03M + 3.750%) due 10/02/2025 ~		2,100	2,089
Bausch Health Cos., Inc.
2.837% (LIBOR03M + 2.750%) due 11/27/2025 ~		99	99
3.087% (LIBOR03M + 3.000%) due 06/02/2025 ~		264	264
BWAY Holding Co. 3.337% (LIBOR03M + 3.250%) due 04/03/2024 ~		3,014	2,939
Caesars Resort Collection LLC
2.837% (LIBOR03M + 2.750%) due 12/23/2024 ~		31,444	31,331
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,800	1,798
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	5,778	6,677
4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		$2,551	2,551
CBL & Associates Properties, Inc. TBD% due 11/01/2028		164	164
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		12,808	12,898
Clear Channel Outdoor Holdings, Inc. 3.601% - 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		11,848	11,674
Coty, Inc.
2.337% (LIBOR03M + 2.250%) due 04/07/2025 ~		2,968	2,929
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	4,360	4,967
Dei Sales, Inc. 6.250% (LIBOR03M + 5.500%) due 04/23/2028 ~		$16,099	16,028
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~		4,000	4,007
Emerald TopCo, Inc. 3.587% - 3.629% (LIBOR03M + 3.500%) due 07/24/2026 ~		228	227
Encina Private Credit LLC 4.572% (LIBOR03M + 3.572%) due 11/30/2025 «~µ		32,000	32,000
Envision Healthcare Corp. 3.837% (LIBOR03M + 3.750%) due 10/10/2025 ~		50,239	41,699
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 ~		10,925	10,966
Forbes Energy Services LLC (7.000% PIK) 7.000% due 12/31/2021 «(c)		1,147	0
Forest City Enterprises LP 3.587% (LIBOR03M + 3.500%) due 12/08/2025 ~		2,281	2,257
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		14,408	14,419
Gateway Casinos & Entertainment Limited
8.136% (LIBOR03M + 8.000%) due 10/15/2027 «~		15,591	15,271
8.460% due 10/18/2027 «	CAD	3,401	2,748
GIP Blue Holding, L.P 5.500% (LIBOR03M + 4.500%) due 09/29/2028 ~		$5,600	5,621
GreenSky Holdings LLC 3.375% (LIBOR03M + 3.250%) due 03/31/2025 «~		8,755	8,733
Grinding Media, Inc. 4.122% (LIBOR03M + 4.000%) due 10/12/2028 ~		6,200	6,215
INEOS Finance PLC 2.500% (EUR003M + 2.000%) due 04/01/2024 ~	EUR	12,171	14,016
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		$5,276	5,302
8.000% (PRIME + 4.750%) due 11/27/2023 ~		3,180	3,215
8.750% (PRIME + 5.500%) due 01/02/2024 ~		100	102
Lealand Finance Company B.V. 3.087% (LIBOR03M + 3.000%) due 06/30/2024 «~		189	114
Lealand Finance Company B.V. (1.087% Cash and 3.000% PIK) 4.087% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		2,042	962

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Mattress Firm, Inc. 5.000% (LIBOR03M + 4.250%) due 09/25/2028 ~		6,900	6,880
Mavenir Systems, Inc. 5.250% (LIBOR03M + 4.750%) due 08/13/2028 ~		6,100	6,133
Medline Industries, Inc.
TBD% due 10/23/2028	EUR	5,900	6,831
TBD% due 10/23/2028		$4,700	4,709
MH Sub LLC 3.587% (LIBOR03M + 3.500%) due 09/13/2024 ~		16,190	16,149
Modulaire Group TBD% due 10/07/2028	EUR	12,000	13,865
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		$15,900	15,537
Parexel International Corp. TBD% due 08/11/2028		9,456	9,474
PetSmart, Inc. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		5,087	5,100
Promotora de Informaciones SA TBD% due 03/31/2025	EUR	14,008	15,859
PUG LLC
3.587% (LIBOR03M + 3.500%) due 02/12/2027 ~		$8,751	8,603
4.750% (LIBOR03M + 4.250%) due 02/12/2027 «~		5,400	5,413
Redstone Buyer LLC 5.500% (LIBOR03M + 4.750%) due 04/27/2028 ~		7,347	7,122
RegionalCare Hospital Partners Holdings, Inc. 3.837% (LIBOR03M + 3.750%) due 11/16/2025 ~		87	86
Rising Tide Holdings, Inc. 5.500% (LIBOR03M + 4.750%) due 06/01/2028 ~		5,187	5,198
Sasol Ltd. 0.500% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		10,438	10,069
Scientific Games International, Inc. 2.837% (LIBOR03M + 2.750%) due 08/14/2024 ~		18,725	18,672
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		2,235	2,258
11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		5,598	5,598
Sigma Bidco BV 3.500% (EUR003M + 3.500%) due 07/02/2025 ~	EUR	7,000	7,852
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		$11,100	11,833
Spirit AeroSystems, Inc. TBD% due 01/15/2025		2,200	2,210
Steenbok Lux Finco 2 Sa.r.l. (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)	EUR	13,000	14,262
Summer (BC) Holdco B S.a r.l
5.118% (LIBOR03M + 5.000%) due 12/04/2026 ~		$8	8
Surgery Center Holdings, Inc. 4.500% (LIBOR03M + 3.750%) due 08/31/2026 ~		3,383	3,395
Syniverse Holdings, Inc.
TBD% due 10/15/2028 «		38,914	38,877
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		33,429	33,453
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		3,909	3,914
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		18,947	18,090
TransDigm, Inc.
2.337% (LIBOR03M + 2.250%) due 08/22/2024 ~		11,623	11,526
2.337% (LIBOR03M + 2.250%) due 05/30/2025 ~		4,109	4,065
2.337% (LIBOR03M + 2.250%) due 12/09/2025 ~		1,124	1,112
U.S. Renal Care, Inc.
6.500% (LIBOR03M + 5.500%) due 06/26/2026 ~		16,200	16,104
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		1,598	1,622
Veritas Holdings, Inc 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~		7,034	7,069
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		4,500	4,528
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (c)		3,823	1,147
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		5,868	5,903

Total Loan Participations and Assignments (Cost $662,959)			661,919

CORPORATE BONDS & NOTES 78.1%
BANKING & FINANCE 17.3%
Ally Financial, Inc. 8.000% due 11/01/2031 (m)		3,550	4,977
American Assets Trust LP 3.375% due 02/01/2031 (m)		2,200	2,272
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029 (m)		4,500	4,337
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026	EUR	500	573
2.625% due 04/28/2025		19,170	22,456
3.625% due 09/24/2024		9,609	11,439

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

5.375% due 01/18/2028 •		3,200	2,710
8.000% due 01/22/2030 •		6,129	5,491
8.500% due 09/10/2030 •		4,500	4,162
10.500% due 07/23/2029		1,639	1,734
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,600	393
Barclays PLC
4.375% due 03/15/2028 •(i)(j)		$800	789
5.875% due 09/15/2024 •(i)(j)(m)	GBP	3,800	5,434
7.125% due 06/15/2025 •(i)(j)(m)		2,200	3,332
7.750% due 09/15/2023 •(i)(j)(m)		$2,000	2,177
7.875% due 03/15/2022 •(i)(j)(m)		200	205
7.875% due 09/15/2022 •(i)(j)(m)	GBP	5,025	7,234
8.000% due 06/15/2024 •(i)(j)(m)		$1,000	1,116
Cosaint Re Pte Ltd. 9.288% (T-BILL 1MO + 9.250%) due 04/03/2028 ~		1,900	1,985
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	272
3.125% due 10/22/2025		200	186
4.800% due 08/06/2030		200	194
Credit Agricole S.A. 7.875% due 01/23/2024 •(i)(j)		400	443
Credit Suisse Group AG
5.250% due 02/11/2027 •(i)(j)		600	625
6.250% due 12/18/2024 •(i)(j)		300	323
6.375% due 08/21/2026 •(i)(j)(m)		1,300	1,419
7.250% due 09/12/2025 •(i)(j)		200	222
7.500% due 07/17/2023 •(i)(j)		1,300	1,385
7.500% due 12/11/2023 •(i)(j)(m)		3,436	3,754
7.500% due 12/11/2023 •(i)(j)		400	437
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		49	49
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		43	43
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)(m)	EUR	1,600	1,960
Essential Properties LP 2.950% due 07/15/2031 (m)		$500	499
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	200	239
2.386% due 02/17/2026		400	479
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028 (m)		$4,700	4,718
6.500% due 10/01/2025 (m)		785	809
GSPA Monetization Trust 6.422% due 10/09/2029		5,484	5,845
Hampton Roads PPV LLC 6.171% due 06/15/2053 «(m)		1,800	2,118
Host Hotels & Resorts LP 3.375% due 12/15/2029 (m)		100	102
HSBC Holdings PLC
4.700% due 03/09/2031 •(i)(j)(m)		300	299
5.875% due 09/28/2026 •(i)(j)(m)	GBP	600	889
6.000% due 09/29/2023 •(i)(j)(m)	EUR	2,330	2,913
6.000% due 05/22/2027 •(i)(j)(m)		$600	653
6.500% due 03/23/2028 •(i)(j)(m)		400	447
Huarong Finance Co. Ltd.
3.375% due 02/24/2030 (m)		300	267
3.625% due 09/30/2030 (m)		300	266
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)(m)	EUR	2,400	3,362
Lloyds Banking Group PLC
7.500% due 09/27/2025 •(i)(j)(m)		$700	804
7.625% due 06/27/2023 •(i)(j)(m)	GBP	4,610	6,758
7.875% due 06/27/2029 •(i)(j)(m)		5,721	9,850
MGM Growth Properties Operating Partnership LP
3.875% due 02/15/2029 (m)		$3,300	3,499
4.500% due 09/01/2026 (m)		2,400	2,606
4.500% due 01/15/2028		3,050	3,311
5.750% due 02/01/2027 (m)		600	685
MPT Operating Partnership LP 3.375% due 04/24/2030 (m)	GBP	2,100	2,960
National Health Investors, Inc. 3.000% due 02/01/2031 (m)		$800	769
Natwest Group PLC
6.000% due 12/29/2025 •(i)(j)(m)		4,900	5,429
8.000% due 08/10/2025 •(i)(j)(m)		15,325	17,988
Navient Corp.
5.625% due 08/01/2033		74	70
6.125% due 03/25/2024		289	310
Newmark Group, Inc. 6.125% due 11/15/2023		128	138
Owl Rock Capital Corp. 2.875% due 06/11/2028 (m)		1,100	1,086
PennyMac Financial Services, Inc.
4.250% due 02/15/2029 (m)		700	661

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

5.750% due 09/15/2031 (m)		3,400	3,349
PRA Group, Inc.
5.000% due 10/01/2029 (m)		3,200	3,166
7.375% due 09/01/2025 (m)		4,420	4,718
Sabra Health Care LP 3.200% due 12/01/2031 (m)		2,100	2,056
Santander UK Group Holdings PLC 6.750% due 06/24/2024 •(i)(j)(m)	GBP	9,405	14,013
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022		$500	507
Societe Generale S.A.
6.750% due 04/06/2028 •(i)(j)		400	447
7.375% due 10/04/2023 •(i)(j)(m)		1,300	1,400
Standard Chartered PLC
4.750% due 01/14/2031 •(i)(j)(m)		3,400	3,343
7.500% due 04/02/2022 •(i)(j)(m)		200	204
Tesco Property Finance PLC
5.661% due 10/13/2041 (m)	GBP	507	914
5.744% due 04/13/2040 (m)		395	707
5.801% due 10/13/2040 (m)		1,629	2,932
6.052% due 10/13/2039 (m)		1,151	2,055
UBS Group AG 5.125% due 07/29/2026 •(i)(j)		$200	216
Unique Pub Finance Co. PLC 5.659% due 06/30/2027	GBP	841	1,301
Uniti Group LP
6.000% due 01/15/2030 (m)		$15,647	15,475
7.875% due 02/15/2025 (m)		30,470	32,083
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		20,412	18,759

			282,602

INDUSTRIALS 50.9%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (m)	GBP	3,541	5,478
Air Canada
3.875% due 08/15/2026 (m)		$4,800	4,866
4.625% due 08/15/2029	CAD	2,500	2,020
Air Canada Pass-Through Trust 5.250% due 10/01/2030 (m)		$1,399	1,533
Altice Financing S.A.
4.250% due 08/15/2029	EUR	1,700	1,932
5.750% due 08/15/2029 (m)		$11,107	10,940
Altice France S.A.
4.250% due 10/15/2029	EUR	7,100	8,141
5.500% due 10/15/2029 (m)		$18,500	18,157
American Airlines Pass-Through Trust
3.350% due 04/15/2031 (m)		1,216	1,246
3.375% due 11/01/2028		281	284
3.700% due 04/01/2028 (m)		625	642
American Airlines, Inc.
5.500% due 04/20/2026 (m)		10,200	10,713
5.750% due 04/20/2029 (m)		2,400	2,586
Associated Materials LLC 9.000% due 09/01/2025		1,077	1,146
Boeing Co.
5.705% due 05/01/2040 (m)		1,723	2,215
5.805% due 05/01/2050 (m)		1,470	2,018
5.930% due 05/01/2060 (m)		1,992	2,807
6.125% due 02/15/2033 (m)		3,988	5,060
Bombardier, Inc.
6.000% due 02/15/2028 (m)		1,142	1,153
7.125% due 06/15/2026 (m)		4,799	5,039
7.500% due 12/01/2024 (m)		9,527	9,932
7.500% due 03/15/2025 (m)		17,337	17,818
7.875% due 04/15/2027 (m)		2,107	2,193
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050 (m)		700	750
British Airways Pass-Through Trust 4.250% due 05/15/2034 (m)		58	63
Broadcom, Inc.
3.137% due 11/15/2035		200	197
3.187% due 11/15/2036 (m)		242	238
3.469% due 04/15/2034		100	103
4.150% due 11/15/2030 (m)		2,638	2,902
5.000% due 04/15/2030		2,092	2,429
Caesars Entertainment, Inc. 6.250% due 07/01/2025 (m)		1,000	1,053
Carnival Corp. 10.500% due 02/01/2026 (m)		400	465
Catalent Pharma Solutions, Inc. 3.500% due 04/01/2030 (m)		3,600	3,577
Cellnex Finance Co. S.A. 3.875% due 07/07/2041 (m)		1,400	1,371

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

CGG S.A.
7.750% due 04/01/2027 (m)	EUR	13,419	15,491
7.750% due 04/01/2027		300	346
8.750% due 04/01/2027 (m)		$8,648	8,528
Charter Communications Operating LLC
3.500% due 03/01/2042 (m)		1,000	978
3.700% due 04/01/2051		400	393
3.850% due 04/01/2061 (m)		1,300	1,259
3.900% due 06/01/2052 (m)		5,600	5,675
3.950% due 06/30/2062 (m)		4,700	4,610
4.400% due 12/01/2061 (m)		4,900	5,210
Community Health Systems, Inc.
6.625% due 02/15/2025 (m)		17,948	18,688
8.000% due 03/15/2026 (m)		3,672	3,879
Coty, Inc.
3.875% due 04/15/2026 (m)	EUR	6,600	7,784
5.000% due 04/15/2026 (m)		$8,900	9,134
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		1,493	1,863
Delta Air Lines, Inc. 7.375% due 01/15/2026 (m)		2,170	2,553
Deluxe Corp. 8.000% due 06/01/2029 (m)		12,452	13,127
Dufry One BV 2.500% due 10/15/2024	EUR	300	342
Energy Transfer LP 5.300% due 04/01/2044 (m)		$100	117
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		9,851	6,634
Exela Intermediate LLC 10.000% due 07/15/2023		217	182
Ferroglobe PLC 9.375% due 12/31/2025 (k)(m)		2,700	2,791
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (m)		2,888	2,935
6.875% due 03/01/2026 (m)		1,882	1,962
Ford Motor Co. 7.700% due 05/15/2097 (m)		29,796	38,971
Fresh Market, Inc. 9.750% due 05/01/2023		12,200	12,551
Frontier Communications Corp. 6.000% due 01/15/2030 (m)		3,984	4,008
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,650	2,301
Gannett Holdings LLC 6.000% due 11/01/2026 (m)		$1,000	1,000
General Electric Co. 6.875% due 01/10/2039 (m)		3	5
Greene King Finance PLC 1.870% (BP0003M + 1.800%) due 12/15/2034 ~	GBP	350	405
HCA, Inc. 7.500% due 11/15/2095 (m)		$4,800	7,190
HealthEquity, Inc. 4.500% due 10/01/2029 (m)		2,200	2,228
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		23,971	26,144
Innophos Holdings, Inc. 9.375% due 02/15/2028		258	280
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(d)		196	49
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(d)		14,709	7,410
8.000% due 02/15/2024		156	160
8.500% due 10/15/2024 ^(d)		22,898	11,821
9.750% due 07/15/2025 ^(d)		10,549	5,314
Intelsat Luxembourg S.A. 8.125% due 06/01/2023 ^(d)		1,939	22
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028 (m)		5,700	5,693
6.875% due 11/15/2026 (m)	EUR	1,500	1,936
Las Vegas Sands Corp.
3.200% due 08/08/2024 (m)		$200	205
3.500% due 08/18/2026 (m)		300	307
Level 3 Financing, Inc. 3.625% due 01/15/2029 (m)		2,488	2,357
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025 (m)		402	422
Match Group Holdings LLC 3.625% due 10/01/2031 (m)		11,200	10,886
Melco Resorts Finance Ltd.
5.375% due 12/04/2029		200	197
5.750% due 07/21/2028 (m)		4,100	4,090
5.750% due 07/21/2028		200	200
MGM China Holdings Ltd.
4.750% due 02/01/2027		200	193
5.250% due 06/18/2025 (m)		2,400	2,376

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

5.375% due 05/15/2024		300	301
5.875% due 05/15/2026		800	801
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (m)		2,700	2,788
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029		4,700	4,682
5.250% due 10/01/2029		4,100	4,167
NCL Corp. Ltd.
10.250% due 02/01/2026 (m)		8,419	9,682
12.250% due 05/15/2024 (m)		6,920	8,172
Nielsen Finance LLC 5.625% due 10/01/2028 (m)		1,700	1,770
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		21,100	23,467
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		105	116
Odebrecht Oil & Gas Finance Ltd. 0.000% due 11/29/2021 (g)(i)		1,279	17
Oi Movel S.A. 8.750% due 07/30/2026		6,844	7,104
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028 (m)		3,900	3,840
5.375% due 10/01/2029	EUR	6,300	7,076
6.250% due 10/01/2029 (m)		$1,100	1,099
Oracle Corp.
3.650% due 03/25/2041 (k)(m)		2,800	2,938
3.850% due 04/01/2060 (m)		200	209
3.950% due 03/25/2051 (k)(m)		2,400	2,608
4.100% due 03/25/2061 (k)(m)		2,600	2,858
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028 (m)		1,207	1,287
7.375% due 06/01/2025		494	519
PeaceHealth Obligated Group 3.218% due 11/15/2050 (m)		500	533
Petroleos Mexicanos
4.875% due 02/21/2028 (m)	EUR	2,647	3,087
5.950% due 01/28/2031 (m)		$5,741	5,660
6.500% due 03/13/2027 (m)		12,377	13,211
6.750% due 09/21/2047		90	80
6.840% due 01/23/2030 (m)		9,289	9,729
6.950% due 01/28/2060		660	587
7.690% due 01/23/2050 (m)		4,940	4,728
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		300	320
Prosus NV
1.985% due 07/13/2033 (m)	EUR	1,800	2,014
3.061% due 07/13/2031 (m)		$3,700	3,594
3.680% due 01/21/2030 (m)		5,100	5,248
3.832% due 02/08/2051 (m)		1,900	1,726
4.027% due 08/03/2050 (m)		1,500	1,411
QVC, Inc. 5.950% due 03/15/2043 (m)		4,426	4,609
Rockcliff Energy LLC 5.500% due 10/15/2029 (m)		1,900	1,952
Rolls-Royce PLC
3.625% due 10/14/2025		200	205
4.625% due 02/16/2026 (m)	EUR	1,900	2,445
4.625% due 02/16/2026		200	257
5.750% due 10/15/2027		$300	332
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		200	217
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031 (m)	GBP	1,500	2,737
Sands China Ltd.
2.300% due 03/08/2027 (m)		$1,800	1,706
2.850% due 03/08/2029		1,600	1,504
3.250% due 08/08/2031		1,300	1,220
4.375% due 06/18/2030		200	205
5.400% due 08/08/2028 (m)		13,590	14,698
Santos Finance Ltd. 3.649% due 04/29/2031 (m)		2,300	2,343
Schenck Process Holding GmbH
5.375% due 06/15/2023 (m)	EUR	3,000	3,477
6.875% due 06/15/2023		900	1,047
Seagate HDD Cayman 4.091% due 06/01/2029 (m)		$2,000	2,070
Sirius XM Radio, Inc. 3.875% due 09/01/2031 (m)		1,000	962
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (m)		6,753	6,858
Standard Industries, Inc. 2.250% due 11/21/2026 (m)	EUR	1,000	1,122
Studio City Finance Ltd.
5.000% due 01/15/2029		$400	362
6.000% due 07/15/2025 (m)		4,400	4,278
6.500% due 01/15/2028 (m)		4,200	4,045

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Syngenta Finance NV
4.892% due 04/24/2025		200	217
5.182% due 04/24/2028 (m)		600	671
5.676% due 04/24/2048 (m)		5,748	7,108
Tempur Sealy International, Inc. 3.875% due 10/15/2031 (m)		7,500	7,441
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021 (m)		2,220	2,226
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		4,143	4,683
5.750% due 09/30/2039 (m)		39,242	47,712
TopBuild Corp. 4.125% due 02/15/2032 (m)		3,200	3,232
Transocean Guardian Ltd. 5.875% due 01/15/2024		115	113
Transocean Pontus Ltd. 6.125% due 08/01/2025		201	202
Transocean, Inc.
7.250% due 11/01/2025		216	179
8.000% due 02/01/2027		372	285
Triumph Group, Inc. 6.250% due 09/15/2024		152	152
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027		327	334
U.S. Renal Care, Inc. 10.625% due 07/15/2027		137	142
Unigel Luxembourg S.A. 8.750% due 10/01/2026		300	319
United Airlines Pass-Through Trust
4.150% due 02/25/2033 (m)		82	90
United Airlines, Inc.
4.375% due 04/15/2026 (m)		3,800	3,936
4.625% due 04/15/2029 (m)		7,900	8,155
United Group BV 4.875% due 07/01/2024	EUR	200	234
Univision Communications, Inc. 5.125% due 02/15/2025 (m)		$767	779
Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (c)		15	16
8.250% due 04/30/2028 (c)(m)		5,753	5,998
Vale Overseas Ltd.
6.875% due 11/21/2036 (m)		320	419
6.875% due 11/10/2039 (m)		90	119
Vale S.A. 0.000% due 12/29/2049 «~(i)	BRL	250,000	23,598
Veritas U.S., Inc. 7.500% due 09/01/2025 (m)		$4,500	4,669
Vertiv Group Corp. 4.125% due 11/15/2028		3,900	3,885
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		13,255	15,194
VOC Escrow Ltd. 5.000% due 02/15/2028 (m)		14,038	13,950
Wabash National Corp. 4.500% due 10/15/2028 (m)		6,475	6,303
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		17,794	18,843
Wolverine Escrow LLC
8.500% due 11/15/2024 (m)		27,647	25,688
9.000% due 11/15/2026 (m)		15,379	14,175
Wynn Las Vegas LLC
5.250% due 05/15/2027 (m)		2,700	2,740
5.500% due 03/01/2025 (m)		8,400	8,552
Wynn Macau Ltd.
4.875% due 10/01/2024		600	568
5.125% due 12/15/2029 (m)		1,200	1,084
5.500% due 10/01/2027 (m)		1,100	1,026
5.625% due 08/26/2028 (m)		4,535	4,242
Wynn Resorts Finance LLC 7.750% due 04/15/2025 (m)		1,000	1,054

			830,682

UTILITIES 9.9%
AT&T, Inc.
3.500% due 02/01/2061 (m)		2,934	2,865
3.850% due 06/01/2060 (m)		3,282	3,470
Clearway Energy Operating LLC 3.750% due 01/15/2032		100	100
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (c)		8,801	5,413
Genesis Energy LP
6.500% due 10/01/2025 (m)		8,100	7,997
8.000% due 01/15/2027 (m)		7,412	7,458
Mountain States Telephone & Telegraph Co. 7.375% due 05/01/2030		6,900	8,700

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

NGD Holdings BV 6.750% due 12/31/2026		1,261	1,242
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)		346	201
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		2,230	2,219
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)		8,937	2,245
Oi S.A. (10.000% Cash or 12.000% PIK) 10.000% due 07/27/2025 (c)		9,090	8,202
Pacific Gas & Electric Co.
3.300% due 03/15/2027 (m)		3,862	3,971
3.450% due 07/01/2025 (m)		257	267
3.750% due 08/15/2042 (m)		46	44
4.000% due 12/01/2046 (m)		1,006	1,001
4.300% due 03/15/2045 (m)		257	261
4.450% due 04/15/2042 (m)		2,491	2,541
4.500% due 07/01/2040 (m)		4,723	4,922
4.500% due 12/15/2041 (m)		65	65
4.550% due 07/01/2030 (m)		7,090	7,729
4.600% due 06/15/2043 (m)		1,036	1,062
4.750% due 02/15/2044 (m)		15,063	15,596
4.950% due 07/01/2050 (m)		8,191	9,078
Peru LNG SRL 5.375% due 03/22/2030 (m)		13,374	11,360
Petrobras Global Finance BV
6.250% due 12/14/2026 (m)	GBP	4,976	7,593
6.625% due 01/16/2034 (m)		800	1,238
6.750% due 06/03/2050 (m)		$4,745	4,875
Rio Oil Finance Trust
8.200% due 04/06/2028		334	381
8.200% due 04/06/2028 (m)		3,433	3,914
9.250% due 07/06/2024 (m)		4,928	5,388
9.750% due 01/06/2027 (m)		410	480
Southern California Edison Co. 4.875% due 03/01/2049 (m)		316	398
Transocean Phoenix Ltd. 7.750% due 10/15/2024 (m)		5,137	5,231
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		23,483	23,460
Transocean Proteus Ltd. 6.250% due 12/01/2024		220	222

			161,189

Total Corporate Bonds & Notes (Cost $1,245,378)			1,274,473

CONVERTIBLE BONDS & NOTES 0.4%
BANKING & FINANCE 0.1%
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	800	963

INDUSTRIALS 0.3%
DISH Network Corp. 3.375% due 08/15/2026		$5,900	6,026

Total Convertible Bonds & Notes (Cost $6,776)			6,989

MUNICIPAL BONDS & NOTES 2.2%
ILLINOIS 1.2%
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010 7.517% due 01/01/2040		13,700	19,414
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		51	58
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		170	194

			19,666

PUERTO RICO 0.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(d)		7,900	6,972

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007 6.706% due 06/01/2046		1,310	1,370

WEST VIRGINIA 0.5%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		78,700	8,362

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $27,948)		36,370

U.S. GOVERNMENT AGENCIES 2.2%
Fannie Mae
3.000% due 01/25/2042 (a)	275	12
3.500% due 02/25/2033 (a)(m)	1,222	119
4.500% due 07/25/2050 (a)(m)	7,431	1,002
5.000% due 02/25/2036 ~(a)	319	43
5.839% due 07/25/2029 •	2,010	2,222
6.011% due 07/25/2040 •(a)	30	1
Freddie Mac
0.000% due 02/25/2046 (b)(g)	4,249	3,570
0.100% due 02/25/2046 (a)	4,250	1
2.524% due 09/15/2042 •(m)	774	685
3.000% due 12/25/2050 (a)(m)	8,801	1,175
3.500% due 10/15/2035 (a)(m)	1,289	135
5.715% due 03/15/2043 •(m)	83	75
5.950% due 05/15/2039 •(a)(m)	2,277	44
6.145% due 11/25/2055 «~	13,910	8,588
7.016% due 02/15/2034 •(a)(m)	1,216	231
7.639% due 12/25/2027 •	4,400	4,757
9.141% due 07/15/2039 •(m)	2,207	2,486
10.419% due 03/15/2044 •(m)	1,822	2,120
10.839% due 03/25/2025 •	1,515	1,562
11.780% due 02/15/2036 •(m)	5,228	6,624
Ginnie Mae
3.500% due 09/16/2041 - 06/20/2042 (a)	584	63
6.664% due 01/20/2042 •(a)(m)	1,172	187

Total U.S. Government Agencies (Cost $35,539)		35,702

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust
0.429% due 05/25/2036 •	1,527	643
1.239% due 01/25/2035 •	3,017	2,950
Banc of America Funding Trust
0.329% due 06/26/2036 •	5,433	5,260
5.500% due 01/25/2036	207	197
6.000% due 07/25/2037 ^	380	382
BCAP LLC Trust
2.757% due 02/26/2036 ~	2,012	1,979
2.950% due 03/27/2036 ~	2,900	2,407
4.790% due 03/26/2037 þ	1,303	2,055
7.000% due 12/26/2036 ~	2,375	1,993
Bear Stearns ALT-A Trust
2.595% due 11/25/2034 ~	197	205
2.941% due 08/25/2046 ^~	2,885	2,291
2.993% due 11/25/2036 ^~	574	383
3.073% due 09/25/2035 ^~	578	428
3.391% due 08/25/2036 ^~	2,279	1,472
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ	474	476
CD Mortgage Trust 5.688% due 10/15/2048	668	654
Chase Mortgage Finance Trust
3.049% due 12/25/2035 ^~	10	10
6.000% due 02/25/2037 ^	1,230	700
6.000% due 03/25/2037 ^	313	217
6.000% due 07/25/2037 ^	1,111	743
Citigroup Commercial Mortgage Trust 5.513% due 12/10/2049 ~	406	218
Citigroup Mortgage Loan Trust
2.529% due 04/25/2037 ^~	2,302	2,076
2.692% due 11/25/2035 ~	12,160	8,131
3.180% due 03/25/2037 ^~	353	356
6.000% due 11/25/2036 ~	10,318	7,411
CitiMortgage Alternative Loan Trust 5.750% due 04/25/2037 ^	1,514	1,516
Commercial Mortgage Loan Trust 5.972% due 12/10/2049 ~	3,153	1,466
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	1,583	1,196
Countrywide Alternative Loan Trust
0.506% due 03/20/2046 •	3,226	2,749
0.629% due 08/25/2035 •	249	168
3.273% due 06/25/2037 ^~	1,581	1,450
5.161% due 04/25/2037 ^•(a)	14,976	3,021
5.500% due 03/25/2035	399	245
5.500% due 09/25/2035 ^	3,361	2,842
5.750% due 01/25/2035	314	324
5.750% due 02/25/2035	423	389
6.000% due 02/25/2035	551	532
6.000% due 04/25/2036	1,342	871
6.000% due 05/25/2036 ^	1,474	1,003
6.000% due 02/25/2037 ^	534	291

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

6.000% due 02/25/2037		1,629	1,249
6.000% due 04/25/2037 ^		4,504	2,898
6.000% due 08/25/2037 ^•		6,982	4,989
6.250% due 10/25/2036 ^		1,701	1,383
6.250% due 12/25/2036 ^•		2,809	1,873
6.500% due 08/25/2036 ^		686	358
6.500% due 09/25/2036 ^		330	238
21.306% due 02/25/2036 •		1,116	1,366
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 07/25/2037 ^		492	327
6.000% due 04/25/2036 ^		280	217
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 04/25/2036 ^		999	702
Eurosail PLC
1.417% due 06/13/2045 •	GBP	4,487	5,653
4.067% due 06/13/2045 •		1,394	1,841
First Horizon Alternative Mortgage Securities Trust 6.250% due 11/25/2036 ^		$1,095	579
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		9,200	9,013
GSR Mortgage Loan Trust
2.396% due 03/25/2037 ^~		1,484	1,144
3.078% due 11/25/2035 ^~		767	736
5.500% due 05/25/2036 ^		13	118
HomeBanc Mortgage Trust 1.289% due 03/25/2035 •		111	112
IndyMac Mortgage Loan Trust 6.500% due 07/25/2037 ^		6,473	3,271
Jackson Park Trust 3.242% due 10/14/2039 ~		4,368	4,036
JP Morgan Alternative Loan Trust 3.094% due 03/25/2037 ~		5,282	5,529
JP Morgan Mortgage Trust
2.667% due 01/25/2037 ^~		535	482
2.725% due 10/25/2035 ~		15	15
2.725% due 02/25/2036 ^~		1,075	898
2.975% due 06/25/2036 ^~		392	323
LB-UBS Commercial Mortgage Trust 5.407% due 11/15/2038 ^		2,161	670
Lehman Mortgage Trust 6.000% due 07/25/2037 ^		79	80
Lehman XS Trust 0.309% due 06/25/2047 •		2,004	1,940
MASTR Alternative Loan Trust 6.750% due 07/25/2036		2,958	1,644
Merrill Lynch Mortgage Investors Trust 2.721% due 03/25/2036 ^~		2,299	1,448
Natixis Commercial Mortgage Securities Trust 2.340% due 11/15/2034 •		4,500	4,487
RBSSP Resecuritization Trust
0.309% due 10/27/2036 •		3,609	1,293
0.566% due 08/27/2037 •		8,000	4,439
Residential Accredit Loans, Inc. Trust
0.319% due 05/25/2037 ^•		192	153
0.469% due 08/25/2036 ^•		507	515
6.000% due 08/25/2036 ^		401	401
6.000% due 05/25/2037 ^		1,309	1,282
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		315	189
6.000% due 02/25/2037 ^		1,550	1,005
6.250% due 09/25/2037 ^		4,797	2,818
Residential Funding Mortgage Securities, Inc. Trust 3.918% due 02/25/2037 ~		1,788	1,436
Structured Adjustable Rate Mortgage Loan Trust
2.756% due 07/25/2035 ^~		1,077	1,009
2.933% due 01/25/2036 ^~		4,860	3,462
2.946% due 11/25/2036 ^~		2,497	2,420
Structured Asset Mortgage Investments Trust 0.209% due 08/25/2036 •		123	117
SunTrust Adjustable Rate Mortgage Loan Trust
2.229% due 02/25/2037 ^~		2,260	2,136
2.254% due 04/25/2037 ^~		241	161
2.355% due 02/25/2037 ^~		284	266
WaMu Mortgage Pass-Through Certificates Trust
2.923% due 07/25/2037 ^~		504	511
3.060% due 02/25/2037 ^~		648	647
3.140% due 07/25/2037 ^~		1,070	1,089
3.176% due 10/25/2036 ^~		884	868
Washington Mutual Mortgage Pass-Through Certificates Trust
0.927% due 05/25/2047 ^•		108	12
6.000% due 10/25/2035 ^		1,078	889
6.000% due 03/25/2036 ^		1,443	1,469

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

6.000% due 02/25/2037		2,673	2,609

Total Non-Agency Mortgage-Backed Securities (Cost $147,690)			152,515

ASSET-BACKED SECURITIES 11.4%
Adagio CLO DAC 0.000% due 04/30/2031 ~	EUR	1,800	1,202
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.439% due 03/25/2033 •		$47	48
Apidos CLO 0.000% due 01/20/2031 ~		8,800	5,008
Bear Stearns Asset-Backed Securities Trust 0.489% due 04/25/2037 •		9,752	8,480
Belle Haven ABS CDO Ltd. 0.383% due 07/05/2046 •		324,260	824
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		6,000	2,838
CIFC Funding Ltd.
0.000% due 04/24/2030 ~		4,100	1,666
0.000% due 10/22/2031 ~		3,000	1,107
Cork Street CLO Designated Activity Co. 0.000% due 11/27/2028 ~	EUR	2,667	2,481
Credit-Based Asset Servicing & Securitization LLC 3.277% due 12/25/2035 ^þ		$5	5
Dryden Senior Loan Fund 0.000% due 07/17/2031 ~		14,311	10,444
First Franklin Mortgage Loan Trust 0.409% due 10/25/2036 •		3,325	2,692
Flagship Credit Auto Trust 0.000% due 05/15/2025 «(g)		16	1,321
Fremont Home Loan Trust
0.239% due 01/25/2037 •		5,921	3,421
0.569% due 02/25/2036 •		12,133	9,572
Glacier Funding CDO Ltd. 0.394% due 08/04/2035 •		7,347	1,321
Grosvenor Place CLO BV 0.000% due 04/30/2029 ~	EUR	750	460
GSAMP Trust 0.229% due 12/25/2036 •		$1,465	951
Home Equity Mortgage Loan Asset-Backed Trust 0.249% due 07/25/2037 •		2,795	1,895
JP Morgan Mortgage Acquisition Trust 6.330% due 07/25/2036 ^þ		108	45
Lehman XS Trust 6.790% due 06/24/2046 þ		850	902
LNR CDO Ltd. 0.367% due 02/28/2043 •		3,239	78
Long Beach Mortgage Loan Trust 0.689% due 01/25/2036 •		5,053	4,881
Marlette Funding Trust 0.000% due 09/17/2029 «(g)		15	1,533
Merrill Lynch Mortgage Investors Trust 3.792% due 03/25/2037 þ		6,378	2,008
Morgan Stanley ABS Capital, Inc. Trust 0.239% due 10/25/2036 •		6,223	4,055
Morgan Stanley Mortgage Loan Trust 6.250% due 02/25/2037 ^~		868	545
N-Star REL CDO Ltd. 0.502% due 02/01/2041 •		617	615
Orient Point CDO Ltd. 0.400% due 10/03/2045 •		120,229	44,164
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.064% due 07/25/2035 •		6,000	5,883
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		11,496	4,901
7.238% due 09/25/2037 ^þ		8,414	4,907
Securitized Asset-Backed Receivables LLC Trust 0.509% due 03/25/2036 •(m)		10,891	11,518
SLM Student Loan EDC Repackaging Trust 0.000% due 10/28/2029 «(g)		8	7,881
SLM Student Loan Trust 0.000% due 01/25/2042 «(g)		7	3,337
SMB Private Education Loan Trust
0.000% due 09/18/2046 «(g)		3	1,095
0.000% due 10/15/2048 «(g)		3	1,238
SoFi Professional Loan Program LLC
0.000% due 05/25/2040 (g)		7,500	1,018
0.000% due 07/25/2040 «(g)		38	662
0.000% due 09/25/2040 «(g)		3,226	676
South Coast Funding Ltd. 0.728% due 08/10/2038 •		19,109	2,440
Symphony CLO Ltd. 4.727% due 07/14/2026 •		3,600	3,595
Taberna Preferred Funding Ltd.
0.481% due 12/05/2036 •		10,667	9,333
0.501% due 08/05/2036 •		495	438

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

0.501% due 08/05/2036 ^•		9,587	8,485
0.521% due 02/05/2036 •		4,215	3,814

Total Asset-Backed Securities (Cost $234,058)			185,783

SOVEREIGN ISSUES 4.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		10,604	3,321
1.000% due 07/09/2029		1,352	491
1.125% due 07/09/2035 þ		9,865	2,907
1.125% due 07/09/2046 þ		115	37
2.000% due 01/09/2038 þ		22,691	8,350
2.500% due 07/09/2041 þ		17,491	6,034
15.500% due 10/17/2026	ARS	92,410	194
34.163% (BADLARPP) due 10/04/2022 ~		116	0
Egypt Government International Bond
3.875% due 02/16/2026		$1,500	1,401
5.625% due 04/16/2030	EUR	4,000	4,270
6.375% due 04/11/2031		1,724	1,884
7.500% due 02/16/2061		$4,200	3,573
Ghana Government International Bond
6.375% due 02/11/2027		1,100	989
7.875% due 02/11/2035		1,300	1,109
8.750% due 03/11/2061		400	338
10.750% due 10/14/2030		800	929
Ivory Coast Government International Bond
4.875% due 01/30/2032 (m)	EUR	7,600	8,606
6.625% due 03/22/2048		1,600	1,848
Panama Government International Bond 4.500% due 04/16/2050 (m)		$2,000	2,213
Provincia de Buenos Aires
37.905% due 04/12/2025 (m)	ARS	810,515	3,694
37.905% due 04/12/2025		51,870	236
South Africa Government International Bond 5.750% due 09/30/2049		$3,216	3,077
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024		200	213
Ukraine Government International Bond
4.375% due 01/27/2030	EUR	2,495	2,693
7.750% due 09/01/2022		$9,800	10,179
Venezuela Government International Bond
6.000% due 12/09/2020 ^(d)		490	50
8.250% due 10/13/2024 ^(d)		70	7
9.250% due 09/15/2027 ^(d)		598	59

Total Sovereign Issues (Cost $93,970)			68,702

		SHARES
COMMON STOCKS 2.1%
COMMUNICATION SERVICES 0.8%
Clear Channel Outdoor Holdings, Inc. (e)		1,167,686	3,386
iHeartMedia, Inc. 'A' (e)		275,106	5,332
iHeartMedia, Inc. 'B' «(e)		213,502	3,724

			12,442

ENERGY 0.1%
Axis Energy Services 'A' «(e)(k)		6,085	89
Noble Corp. (e)(k)		42,080	1,059
Valaris Ltd. (e)		2,895	102

			1,250

FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(e)(k)		42,113	29

INDUSTRIALS 1.0%
McDermott International Ltd. (e)		57,728	23
Neiman Marcus Group Ltd. LLC «(e)(k)		152,491	17,026
Noble Corp. (e)		3,270	82
Voyager Aviation Holdings «(e)		2,841	0
Westmoreland Mining Holdings LLC «(e)(k)		45,070	0

			17,131

MATERIALS 0.2%
Associated Materials Group, Inc. «(e)(k)		411,442	2,901

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Total Common Stocks (Cost $28,002)			33,753

WARRANTS 1.8%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «		202	0

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		1,355,000	833

INFORMATION TECHNOLOGY 1.7%
Windstream Holdings LLC - Exp. 09/21/2055 «		1,181,266	28,347

Total Warrants (Cost $9,822)			29,180

PREFERRED SECURITIES 6.4%
BANKING & FINANCE 3.3%
AGFC Capital Trust 1.874% (US0003M + 1.750%) due 01/15/2067 ~		1,800,000	1,063
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		110,000	99
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)		100,000	102
Compeer Financial ACA 4.875% due 08/15/2026 •(i)		4,400,000	4,466
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		1,000,000	1,095
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(i)		29,098,525	46,816

			53,641

INDUSTRIALS 3.1%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(i)(m)		1,343,000	1,313
Sequa Corp. (15.000% PIK) 15.000% «(c)		40,476	44,853
Voyager Aviation Holdings LLC 9.500% «		17,047	5,392

			51,558

Total Preferred Securities (Cost $80,631)			105,199

REAL ESTATE INVESTMENT TRUSTS 2.0%
REAL ESTATE 2.0%
Uniti Group, Inc.		572,252	8,189
VICI Properties, Inc.		858,541	25,198

Total Real Estate Investment Trusts (Cost $14,376)			33,387

SHORT-TERM INSTRUMENTS 6.9%
REPURCHASE AGREEMENTS (l) 5.3%			85,700

		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
39.804% due 11/30/2021 (g)(h)	ARS	14,960	81

U.S. TREASURY BILLS 0.5%
0.046% due 02/17/2022 - 03/24/2022 (f)(g)(o)(q)		$7,720	7,719

U.S. TREASURY CASH MANAGEMENT BILLS 1.1%
0.038% due 01/04/2022 - 01/25/2022 (f)(g)(o)(q)		18,100	18,098

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $111,603)	111,598

Total Investments in Securities (Cost $2,698,752)	2,735,570

Total Investments 167.7% (Cost $2,698,752)	$2,735,570
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $(10,206))	(3,173)
Auction Rate Preferred Shares (13.0)%	(212,650)
Other Assets and Liabilities, net (54.5)%	(888,660)

Net Assets Applicable to Common Shareholders 100.0%	$1,631,087

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Coupon represents a yield to maturity.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Associated Materials Group, Inc.					08/24/2020	$2,613	$2,901	0.18%
Axis Energy Services 'A'					03/13/2020	89	89	0.01
Ferroglobe PLC 9.375% due 12/31/2025					03/13/2020	2,708	2,791	0.17
Neiman Marcus Group Ltd. LLC					03/13/2020	4,911	17,026	1.04
Noble Corp.					02/05/2021 - 02/27/2021	562	1,059	0.06
Oracle Corp. 3.650% due 03/25/2041					03/22/2021	2,782	2,938	0.18
Oracle Corp. 3.950% due 03/25/2051					03/22/2021	2,396	2,608	0.16
Oracle Corp. 4.100% due 03/25/2061					03/22/2021 - 10/05/2021	2,739	2,858	0.18
Stearns Holdings LLC 'B'					03/13/2020	74	29	0.00
Westmoreland Mining Holdings LLC					03/13/2020	1,172	0	0.00

						$20,046	$32,299	1.98%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

MBC	0.040%	10/29/2021	11/01/2021	$85,700	U.S. Treasury Floating Rate Note 0.089% due 04/30/2023	$(27,882)	$85,700	$85,700
					United States Treasury Notes 0.750% due 04/30/2026	(60,705)

Total Repurchase Agreements						$(88,587)	$85,700	$85,700

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BNY				0.800%	10/18/2021	02/11/2022	$(8,979)	$(8,982)
BOM				0.530	10/06/2021	01/06/2022	(11,834)	(11,838)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

BOS	0.260	10/18/2021	01/12/2022		(1,912)	(1,912)
	0.270	10/12/2021	01/10/2022		(8,902)	(8,903)
	0.270	10/13/2021	01/10/2022		(7,413)	(7,414)
BPS	(0.350)	09/24/2021	01/13/2022	EUR	(4,962)	(5,734)
	(0.300)	10/25/2021	01/17/2022		(2,851)	(3,296)
	0.150	02/08/2021	TBD(3)		$(1,214)	(1,215)
	0.250	09/27/2021	11/10/2021		(252)	(252)
	0.250	09/30/2021	11/10/2021		(418)	(418)
	0.260	09/24/2021	11/10/2021		(1,220)	(1,220)
	0.260	10/18/2021	11/15/2021		(634)	(635)
	0.280	10/12/2021	11/15/2021		(1,314)	(1,314)
	0.300	10/25/2021	TBD(3)	GBP	(1,699)	(2,325)
	0.480	10/12/2021	01/10/2022		$(19,966)	(19,972)
	0.490	10/05/2021	02/22/2022		(1,639)	(1,640)
	0.490	10/22/2021	02/16/2022		(20,494)	(20,497)
	0.490	11/01/2021	02/16/2022		(3,299)	(3,299)
	0.500	09/28/2021	01/24/2022		(1,674)	(1,675)
	0.500	10/06/2021	01/10/2022		(4,728)	(4,730)
	0.500	10/20/2021	02/03/2022		(714)	(714)
	0.500	10/22/2021	02/03/2022		(1,277)	(1,277)
	0.500	11/01/2021	02/03/2022		(1,106)	(1,106)
	0.510	09/20/2021	03/21/2022		(9,787)	(9,793)
	0.510	10/01/2021	03/21/2022		(15,976)	(15,983)
	0.520	10/14/2021	04/18/2022		(3,378)	(3,379)
	0.530	10/12/2021	05/12/2022		(927)	(927)
	0.550	09/16/2021	04/28/2022		(1,544)	(1,545)
BRC	0.250	11/09/2020	TBD(3)		(6,998)	(7,015)
	0.410	09/22/2021	03/21/2022		(2,576)	(2,578)
	0.450	10/05/2021	01/06/2022		(4,609)	(4,611)
	0.450	10/21/2021	01/06/2022		(710)	(710)
	0.480	10/14/2021	01/20/2022		(13,034)	(13,037)
	0.500	07/19/2021	01/19/2022		(939)	(941)
	0.500	07/22/2021	01/24/2022		(1,760)	(1,763)
	0.500	08/06/2021	02/07/2022		(16,821)	(16,841)
	0.500	09/03/2021	03/03/2022		(359)	(359)
	0.500	09/08/2021	03/08/2022		(5,078)	(5,081)
	0.500	09/09/2021	03/08/2022		(18,481)	(18,495)
	0.500	09/10/2021	03/10/2022		(1,921)	(1,922)
	0.500	09/24/2021	03/24/2022		(2,474)	(2,475)
	0.500	09/29/2021	03/28/2022		(4,124)	(4,126)
	0.500	09/30/2021	02/07/2022		(3,940)	(3,942)
	0.500	10/26/2021	03/08/2022		(4,714)	(4,715)
BYR	0.500	07/26/2021	01/26/2022		(5,912)	(5,920)
	0.500	08/18/2021	01/26/2022		(2,339)	(2,342)
	0.500	10/22/2021	01/26/2022		(1,834)	(1,834)
	0.650	03/31/2021	03/25/2022		(17,562)	(17,628)
	0.650	04/19/2021	03/25/2022		(4,461)	(4,476)
	0.650	07/30/2021	03/25/2022		(990)	(992)
	0.650	08/18/2021	03/25/2022		(6,027)	(6,036)
	0.650	09/16/2021	03/25/2022		(398)	(399)
	0.650	10/08/2021	03/25/2022		(3,051)	(3,052)
	0.650	10/12/2021	03/25/2022		(4,521)	(4,525)
	0.650	10/22/2021	03/25/2022		(6,276)	(6,277)
	0.650	10/27/2021	03/25/2022		(2,293)	(2,293)
	0.650	11/01/2021	03/25/2022		(11,767)	(11,767)
CDC	0.270	09/27/2021	01/27/2022		(17,106)	(17,111)
	0.270	09/30/2021	01/27/2022		(324)	(324)
	0.270	10/01/2021	01/05/2022		(495)	(495)
	0.270	10/07/2021	01/05/2022		(1,388)	(1,388)
	0.270	10/15/2021	01/13/2022		(4,967)	(4,968)
	0.270	10/22/2021	01/27/2022		(3,149)	(3,149)
	0.330	10/04/2021	04/04/2022		(1,957)	(1,957)
	0.350	07/21/2021	01/21/2022		(5,547)	(5,552)
	0.390	10/12/2021	11/09/2021		(2,035)	(2,036)
	0.420	10/05/2021	01/05/2022		(11,404)	(11,408)
	0.490	09/14/2021	03/14/2022		(5,015)	(5,019)
	0.490	09/15/2021	03/15/2022		(7,978)	(7,983)
	0.490	09/23/2021	03/23/2022		(4,213)	(4,215)
	0.490	10/04/2021	04/04/2022		(33,071)	(33,083)
	0.490	10/07/2021	04/07/2022		(2,051)	(2,052)
	0.490	10/12/2021	03/14/2022		(391)	(391)
	0.490	10/14/2021	04/14/2022		(21,909)	(21,914)
CEW	(0.460)	08/13/2021	11/15/2021	EUR	(1,712)	(1,977)
	0.160	08/13/2021	11/15/2021	GBP	(2,874)	(3,935)
	0.200	10/25/2021	TBD(3)		(3,838)	(5,252)
	0.500	05/07/2021	02/01/2022		$(20,626)	(20,677)
	0.500	07/08/2021	01/04/2022		(16,547)	(16,574)
	0.500	07/09/2021	01/05/2022		(6,969)	(6,980)
CIB	0.570	10/12/2021	01/13/2022		(337)	(337)
CIW	0.400	07/21/2021	01/21/2022		(655)	(656)
IND	0.280	10/06/2021	04/06/2022		(297)	(297)
	0.280	10/22/2021	03/10/2022		(7,055)	(7,056)
	0.290	08/03/2021	02/03/2022		(431)	(431)
	0.290	10/04/2021	04/01/2022		(1,182)	(1,182)
	0.300	07/21/2021	01/20/2022		(9,079)	(9,086)
	0.300	09/21/2021	01/26/2022		(23,178)	(23,185)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

	0.300	09/27/2021	01/31/2022		(1,515)	(1,515)
	0.300	09/29/2021	03/29/2022		(4,967)	(4,968)
	0.300	10/19/2021	03/09/2022		(2,698)	(2,699)
	0.300	10/21/2021	03/09/2022		(533)	(533)
	0.310	10/06/2021	04/06/2022		(488)	(488)
	0.330	06/09/2021	03/09/2022		(401)	(402)
	0.420	08/27/2021	02/03/2022		(2,882)	(2,885)
	0.420	09/02/2021	01/19/2022		(4,496)	(4,499)
	0.420	09/30/2021	01/26/2022		(11,866)	(11,870)
	0.420	09/30/2021	03/30/2022		(7,392)	(7,394)
	0.420	10/29/2021	03/30/2022		(2,890)	(2,890)
	0.430	09/01/2021	02/03/2022		(4,440)	(4,443)
	0.430	09/30/2021	03/30/2022		(458)	(458)
	0.430	10/12/2021	04/12/2022		(6,144)	(6,146)
	0.430	10/21/2021	02/03/2022		(1,888)	(1,888)
	0.440	10/12/2021	04/12/2022		(966)	(967)
	0.450	07/26/2021	01/26/2022		(2,256)	(2,259)
	0.480	10/21/2021	02/04/2022		(909)	(909)
JML	(0.800)	09/01/2021	TBD(3)	EUR	(1,574)	(1,817)
	(0.450)	10/01/2021	12/01/2021	EUR	(927)	(1,071)
	(0.400)	09/15/2021	12/01/2021		(2,620)	(3,027)
	(0.380)	08/03/2021	11/03/2021	EUR	(3,078)	(3,554)
	(0.380)	09/15/2021	12/01/2021		(1,543)	(1,783)
	(0.380)	09/16/2021	12/08/2021		(5,755)	(6,650)
	(0.380)	11/03/2021	01/28/2022	EUR	(3,136)	(3,625)
	(0.350)	10/14/2021	01/17/2022	EUR	(2,337)	(2,701)
	(0.350)	10/25/2021	01/13/2022		(3,570)	(4,127)
	(0.050)	10/06/2021	TBD(3)		(742)	(742)
	0.000	10/12/2021	03/17/2022		(1,784)	(1,784)
	0.200	08/12/2021	11/02/2021	GBP	(4,833)	(6,617)
	0.200	08/18/2021	11/15/2021		(1,674)	(2,292)
	0.200	09/15/2021	12/01/2021		(788)	(1,078)
	0.250	10/25/2021	TBD(3)		(1,968)	(2,693)
	0.250	11/02/2021	TBD(3)		(4,912)	(6,722)
	0.350	10/06/2021	01/14/2022		(21,365)	(29,246)
	0.350	10/14/2021	01/17/2022		(9,051)	(12,389)
	0.350	10/19/2021	01/18/2022		(386)	(528)
	0.500	09/20/2021	03/17/2022		$(4,443)	(4,446)
	0.500	10/22/2021	01/24/2022		(7,336)	(7,337)
MEI	(0.300)	10/11/2021	11/15/2021	EUR	(2,574)	(2,975)
NOM	0.080	10/27/2021	TBD(3)		$(2,117)	(2,117)
RBC	0.270	10/06/2021	01/20/2022		(185)	(185)
RDR	0.270	09/20/2021	01/20/2022		(1,030)	(1,030)
	0.270	09/22/2021	01/20/2022		(3,451)	(3,452)
	0.270	09/23/2021	01/20/2022		(16,331)	(16,335)
SCX	(0.400)	10/08/2021	11/08/2021	EUR	(1,930)	(2,230)
	(0.320)	10/26/2021	01/19/2022		(7,931)	(9,167)
	(0.320)	11/01/2021	01/19/2022		(3,333)	(3,853)
	0.500	10/25/2021	01/11/2022		$(613)	(614)
SOG	0.270	10/22/2021	11/19/2021		(3,148)	(3,148)
	0.400	07/16/2021	01/18/2022		(3,438)	(3,442)
	0.400	10/06/2021	03/01/2022		(5,164)	(5,165)
	0.500	07/20/2021	01/20/2022		(3,116)	(3,121)
	0.500	08/18/2021	01/21/2022		(10,017)	(10,027)
	0.500	09/02/2021	03/02/2022		(1,340)	(1,341)
	0.500	09/13/2021	01/21/2022		(1,726)	(1,727)
	0.500	09/16/2021	03/16/2022		(5,275)	(5,279)
	0.500	09/17/2021	03/17/2022		(1,437)	(1,438)
	0.500	09/22/2021	03/23/2022		(13,897)	(13,905)
	0.500	09/28/2021	03/28/2022		(3,502)	(3,504)
	0.500	09/30/2021	01/18/2022		(23,379)	(23,390)
	0.500	09/30/2021	03/23/2022		(5,345)	(5,347)
	0.500	10/07/2021	04/27/2022		(1,143)	(1,144)
	0.500	10/14/2021	04/13/2022		(8,150)	(8,152)
	0.500	10/15/2021	03/23/2022		(2,684)	(2,685)
	0.500	10/19/2021	04/19/2022		(2,195)	(2,195)
	0.500	10/20/2021	03/02/2022		(3,452)	(3,452)
	0.500	10/25/2021	03/22/2022		(6,428)	(6,429)
	0.500	10/25/2021	04/19/2022		(6,096)	(6,096)
	0.500	10/26/2021	04/19/2022		(11,005)	(11,006)
	0.500	10/28/2021	04/19/2022		(4,184)	(4,184)
	0.500	10/29/2021	01/21/2022		(838)	(839)
	0.500	11/01/2021	03/02/2022		(5,343)	(5,343)
	0.550	06/02/2021	03/02/2022		(9,988)	(10,011)
	0.550	06/07/2021	03/07/2022		(11,708)	(11,734)
	0.550	06/16/2021	03/02/2022		(2,679)	(2,684)
	0.550	07/30/2021	03/02/2022		(1,020)	(1,022)
	0.550	10/20/2021	03/02/2022		(7,100)	(7,102)
	0.550	10/22/2021	05/04/2022		(8,144)	(8,145)
	0.550	10/27/2021	03/02/2022		(1,149)	(1,149)
	0.550	11/01/2021	04/27/2022		(1,762)	(1,762)
TDM	0.220	06/03/2021	TBD(3)		(2,526)	(2,528)
	0.220	06/07/2021	TBD(3)		(1,950)	(1,951)
	0.220	08/09/2021	TBD(3)		(1,066)	(1,067)
	0.220	08/18/2021	TBD(3)		(1,178)	(1,179)
	0.220	09/01/2021	TBD(3)		(301)	(301)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

				0.220			09/03/2021	TBD(3)	(2,666)		(2,667)
				0.220			09/30/2021	TBD(3)	(2,229)		(2,230)
				0.250			04/16/2021	TBD(3)	(668)		(669)
				0.250			09/14/2021	TBD(3)	(5,942)		(5,944)
				0.250			09/24/2021	TBD(3)	(406)		(407)
				0.250			10/25/2021	TBD(3)	(6,552)		(6,552)
UBS				0.270			10/08/2021	11/04/2021	(5,151)		(5,152)
				0.500			07/14/2021	01/12/2022	(9,027)		(9,041)

Total Reverse Repurchase Agreements											$(937,873)

(m)				Securities with an aggregate market value of $1,040,397 and cash of $1,816 have been pledged as collateral under the terms of master agreements as of October 31, 2021.
(1)				Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended October 31, 2021 was $(299,459) at a weighted average interest rate of 0.357%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)				Open maturity reverse repurchase agreement.
(n)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Atlantia SPA	1.000%	Quarterly	12/20/2025	0.925%	EUR	1,000	$(45)	$50	$5	$1	$0
Atlantia SpA	1.000	Quarterly	06/20/2026	1.006		4,500	(155)	160	5	1	0
Boeing Co.	1.000	Quarterly	12/20/2021	0.331		$1,000	(25)	27	2	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.890		12,700	(231)	308	77	0	(4)
Bombardier, Inc.	5.000	Quarterly	06/20/2024	2.523		4,700	(9)	333	324	0	(16)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.825		1,000	(2)	73	71	0	(3)
Energy Transfer Operating LP	1.000	Quarterly	06/20/2026	0.764		100	(2)	3	1	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.840		100	(2)	3	1	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	3.937	EUR	2,400	169	(29)	140	0	(21)
Jaguar Land Rover Automotive	5.000	Quarterly	12/20/2026	4.115		14,147	531	223	754	0	(119)
MGM Resorts International	5.000	Quarterly	06/20/2026	1.943		$7,800	1,066	18	1,084	0	(6)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.376	EUR	1,900	(362)	335	(27)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.505		27,400	(4,887)	4,273	(614)	3	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.670		11,400	(853)	469	(384)	0	(14)

							$(4,807)	$6,246	$1,439	$5	$(184)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index		5.000%	Quarterly	06/20/2026		$3,700	$317	$32	$349	$0	$(6)
CDX.HY-37 5-Year Index		5.000	Quarterly	12/20/2026		6,900	641	16	657	0	(12)
iTraxx Asia Ex-Japan 36 5-Year Index		1.000	Quarterly	12/20/2026		10,600	58	51	109	0	(7)

							$1,016	$99	$1,115	$0	$(25)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	23,800	$(184)	$919	$735	$181	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		7,800	(112)	163	51	0	(28)

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

Receive(5)	1-Day USD-Federal Funds Rate Compounded-OIS	0.100	Annual	01/13/2023		$10,000	(1)	21	20	0	0
Pay	1-Year BRL-CDI	4.640	Maturity	01/03/2022	BRL	827,500	60	(765)	(705)	0	(2)
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		168,900	(31)	(1,408)	(1,439)	59	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$78,000	38	3	41	11	0
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	06/16/2024		10,000	27	131	158	7	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	06/17/2025		8,580	541	59	600	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/15/2026		44,400	2,099	367	2,466	0	(13)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		35,000	544	511	1,055	13	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		73,900	530	5,133	5,663	1	(5)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		47,100	0	(126)	(126)	1	0
Receive	3-Month USD-LIBOR	1.380	Semi-Annual	08/24/2028		71,000	0	31	31	3	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		263,700	13,372	18,886	32,258	60	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		3,600	(75)	232	157	0	(3)
Receive	3-Month USD-LIBOR	1.160	Semi-Annual	04/12/2031		6,100	0	223	223	0	(3)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		19,700	1,395	47	1,442	0	(5)
Receive(5)	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		97,600	(1,547)	105	(1,442)	0	(67)
Receive(5)	3-Month USD-LIBOR	1.350	Semi-Annual	02/09/2032		128,200	1,004	2,627	3,631	0	(47)
Pay	3-Month USD-LIBOR	3.500	Semi-Annual	06/19/2044		305,100	(9,953)	115,853	105,900	1,509	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(3)	(264)	(267)	0	(12)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		19,800	(143)	(1,069)	(1,212)	0	(104)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		28,200	(65)	2	(63)	0	(140)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		29,300	(113)	(778)	(891)	0	(150)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		9,800	(29)	(1,115)	(1,144)	0	(54)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		17,000	1,650	326	1,976	0	(73)
Receive(5)	3-Month USD-LIBOR	1.700	Semi-Annual	02/01/2052		288,800	2,056	2,864	4,920	0	(1,487)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	13,400	332	459	791	0	(103)
Pay	6-Month CZK-PRIBOR	1.800	Annual	05/17/2026	CZK	814,100	0	(1,879)	(1,879)	0	(51)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	21,400	392	381	773	186	0
Receive(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032		19,500	(374)	562	188	198	0
Pay	6-Month HUF-BBR	2.121	Annual	05/17/2026	HUF	11,300,600	0	(2,104)	(2,104)	0	(154)
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	117,300	14	(191)	(177)	0	(1)
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		218,400	(8)	(331)	(339)	0	(3)

							$11,416	$139,875	$151,291	$2,229	$(2,510)

Total Swap Agreements							$7,625	$146,220	$153,845	$2,234	$(2,719)

(o)

Securities with an aggregate market value of $15,573 and cash of $57,320 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2021.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		11/2021		CNH	29,952		$4,678		$11		$0
		11/2021		GBP	37,878		51,219		0		(619)
		11/2021		MXN	10,362		510		7		0
		11/2021			$3,006		CNH	19,253	0		(6)
		11/2021			1,910		RUB	142,801	96		0
		12/2021			9,188		MXN	189,579	0		(23)
		12/2021			1,590		RUB	118,574	67		0
		12/2021		ZAR	34,125		$2,302		79		0
		01/2022		CZK	6,699		311		11		0
		02/2022		MXN	2,946		143		2		0
		03/2022			$499		MXN	10,362	0		(7)
		06/2022		PEN	3,110		$745		0		(23)
		07/2022			$6,730		PEN	27,039	0		(64)
BPS		11/2021		AUD	226		$170		0		0
		11/2021		CAD	3,333		2,695		2		0
		11/2021		EUR	14,330		16,590		25		0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

	11/2021	GBP	1,063		1,462	7	0
	11/2021	HUF	286,072		963	44	0
	11/2021		$5,864	CAD	7,338	65	0
	11/2021		1,129	CNH	7,289	7	0
	11/2021		12,009	EUR	10,343	0	(53)
	11/2021		23	HUF	7,105	0	0
	11/2021		513	MXN	10,362	0	(10)
	12/2021		143		2,909	0	(3)
	12/2021		1,164	ZAR	16,706	0	(76)
	01/2022	CZK	22,383		$1,022	16	0
	01/2022	MXN	5,861		286	5	0
	01/2022		$531	RUB	38,891	8	0
BRC	11/2021		680		50,786	33	0
CBK	11/2021	CNH	23,728		$3,709	11	0
	11/2021	EUR	4,497		5,207	9	0
	11/2021	GBP	5,603		7,615	0	(53)
	11/2021	HUF	132,266		451	26	0
	11/2021	PEN	4,798		1,184	1	(18)
	11/2021		$5,929	MXN	120,969	0	(66)
	11/2021		6,995	NOK	61,820	322	0
	11/2021		1,189	PEN	4,798	15	(3)
	11/2021		4	TRY	33	0	0
	12/2021		2,076	CNH	13,487	22	0
	12/2021		2,821	INR	216,258	53	0
	12/2021		1,053	RUB	78,163	39	0
	12/2021		1,427	ZAR	20,684	0	(81)
	12/2021	ZAR	44,263		$3,001	118	0
	05/2022		$1,265	PEN	5,172	19	0
	07/2022		498		2,023	0	0
	08/2022	PEN	2,776		$686	3	0
DUB	01/2022	CZK	32,763		1,491	20	0
FBF	11/2021		$625	RUB	46,709	31	0
GLM	11/2021	CNH	46,070		$7,190	11	0
	11/2021	MXN	120,969		5,936	73	0
	11/2021		$716	RUB	53,380	34	0
	12/2021		2,082	CNH	13,539	24	0
	12/2021		2,469	IDR	35,541,928	29	0
	12/2021		2,557	RUB	190,280	101	0
	12/2021		1,101	ZAR	15,919	0	(64)
	01/2022		617	PEN	2,546	19	0
	01/2022		3,945	RUB	287,070	36	0
	03/2022		5,820	MXN	120,969	0	(72)
HUS	11/2021	AUD	288		$209	0	(7)
	11/2021	EUR	10,542		12,235	49	0
	11/2021	HUF	369,935		1,196	8	0
	11/2021		$4,633	CNH	29,956	36	0
	11/2021		14,012	EUR	12,070	0	(59)
	11/2021		29,952	GBP	22,100	293	0
	11/2021		120	RUB	8,940	6	0
	12/2021	PEN	384		$104	8	0
	12/2021		$726	IDR	10,446,569	9	0
	12/2021		1,223	INR	94,145	28	0
	12/2021		1,441	ZAR	20,854	0	(83)
JPM	11/2021	CHF	799		$869	0	(5)
	11/2021	CNH	19,482		3,041	5	0
	11/2021		$1,462	CNH	9,453	11	0
	11/2021		8,223	GBP	6,032	32	0
	11/2021		2,158	IDR	31,001,528	28	0
	12/2021		817	INR	61,626	2	0
	01/2022	PEN	2,531		$612	0	(20)
MYI	11/2021	BRL	134,602		23,811	0	(39)
	11/2021	EUR	6,834		7,901	1	0
	11/2021	HUF	67,785		229	11	0
	11/2021		$42	AUD	56	0	0
	11/2021		23,853	BRL	134,602	0	(3)
	11/2021		706	IDR	10,148,191	9	0
	12/2021	AUD	56		$42	0	0
	12/2021		$23,683	BRL	134,602	28	0
RYL	11/2021		9,804	EUR	8,435	0	(53)
SCX	11/2021	CNH	7,748		$1,209	2	0
	11/2021	EUR	157,470		182,598	563	0
	11/2021		$593	CNH	3,801	0	(1)
	12/2021	EUR	166,864		$193,215	207	0
	12/2021	PEN	237		64	5	0
	12/2021		$2,459	CNH	15,987	28	0
	12/2021		1,501	IDR	21,564,113	15	0
	12/2021		3,276	INR	246,047	0	(6)
	12/2021		1,327	ZAR	18,993	0	(90)
	01/2022		165	CLP	130,274	0	(6)
SOG	11/2021	HUF	72,364		$247	14	0
SSB	11/2021	BRL	134,602		23,853	3	0
	11/2021		$25,105	BRL	134,602	0	(1,255)
	12/2021	ZAR	38,916		$2,641	106	0
TOR	11/2021		$21,109	GBP	15,349	0	(104)
	12/2021	GBP	15,349		$21,109	103	0
	12/2021		$2,238	CNH	14,507	18	0

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

12/2021	752	IDR	10,806,303	8	0
UAG	11/2021	EUR	4,039	$4,693	24	0
11/2021	$1,127	RUB	84,401	59	0
12/2021	1,759	ZAR	25,489	0	(99)
01/2022	873	RUB	63,369	6	0

Total Forward Foreign Currency Contracts	$3,226	$(3,071)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800%	01/19/2022	6,900	$(10)	$(5)
BRC	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	6,800	(10)	(5)
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	18,400	(21)	(12)

$(41)	$(22)

Total Written Options	$(41)	$(22)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at October 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Petrobras Global Finance BV	1.000%	Quarterly	12/20/2024	1.856%	$1,800	$(352)	$307	$0	$(45)
BRC	Springleaf Finance Corp.	5.000	Quarterly	12/20/2021	0.511	2,700	(40)	73	33	0
Ukraine Government International Bond	5.000	Quarterly	12/20/2022	2.821	16,900	1,036	(520)	516	0
GST	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.856	2,400	(476)	416	0	(60)
Petroleos Mexicanos	1.000	Quarterly	12/20/2021	0.583	100	(4)	4	0	0
HUS	Petrobras Global Finance BV	1.000	Quarterly	12/20/2024	1.856	3,000	(623)	548	0	(75)
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	0.580	6,570	620	(393)	227	0

$161	$435	$776	$(180)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$27,324	$(5,790)	$5,041	$0	$(749)
GST	ABX.HE.AA.6-1 Index	0.320	Monthly	07/25/2045	11,911	(566)	(244)	0	(810)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,311	(488)	425	0	(63)
MEI	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	31,848	(6,685)	5,813	0	(872)
MYC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	34,671	(4,421)	3,471	0	(950)

$(17,950)	$14,506	$0	$(3,444)

TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	$2,600	$0	$12	$12	$0
MYC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.124% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2021	2,600	(1)	16	15	0

$(1)	$28	$27	$0

Total Swap Agreements	$(17,790)	$14,969	$803	$(3,624)

(q)

Securities with an aggregate market value of $6,031 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of October 31, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$4,223	$534,641	$123,055	$661,919
Corporate Bonds & Notes
Banking & Finance	0	280,484	2,118	282,602
Industrials	0	807,084	23,598	830,682
Utilities	0	161,189	0	161,189
Convertible Bonds & Notes
Banking & Finance	0	0	963	963
Industrials	0	6,026	0	6,026
Municipal Bonds & Notes
Illinois	0	19,666	0	19,666
Puerto Rico	0	6,972	0	6,972
Virginia	0	1,370	0	1,370
West Virginia	0	8,362	0	8,362
U.S. Government Agencies	0	27,114	8,588	35,702
Non-Agency Mortgage-Backed Securities	0	152,515	0	152,515
Asset-Backed Securities	0	168,040	17,743	185,783
Sovereign Issues	0	68,702	0	68,702
Common Stocks
Communication Services	8,718	0	3,724	12,442
Energy	1,161	0	89	1,250
Financials	0	0	29	29
Industrials	23	82	17,026	17,131
Materials	0	0	2,901	2,901
Warrants
Industrials	0	0	833	833
Information Technology	0	0	28,347	28,347
Preferred Securities
Banking & Finance	0	53,641	0	53,641
Industrials	0	1,313	50,245	51,558
Real Estate Investment Trusts
Real Estate	33,387	0	0	33,387
Short-Term Instruments
Repurchase Agreements	0	85,700	0	85,700
Argentina Treasury Bills	0	81	0	81
U.S. Treasury Bills	0	7,719	0	7,719
U.S. Treasury Cash Management Bills	0	18,098	0	18,098

	$47,512	$2,408,799	$279,259	$2,735,570

Total Investments	$47,512	$2,408,799	$279,259	$2,735,570

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,234	0	2,234
Over the counter	0	4,029	0	4,029

	$0	$6,263	$0	$6,263
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,719)	0	(2,719)
Over the counter	0	(6,717)	0	(6,717)

	$0	$(9,436)	$0	$(9,436)

Total Financial Derivative Instruments	$0	$(3,173)	$0	$(3,173)

Totals	$47,512	$2,405,626	$279,259	$2,732,397

Schedule of Investments PIMCO Corporate & Income Opportunity Fund (Cont.)	October 31, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2021:
Category and Subcategory	Beginning Balance at 07/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2021(1)

Investments in Securities, at Value
Loan Participations and Assignments	$72,137	$63,109	$(4,342)	$84	$(15)	$544	$8,733	$(17,195)	$123,055	$240
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	2,118	0	2,118	0
Industrials	1,999	0	(104)	0	0	21	23,702	(2,020)	23,598	0
Convertible Bonds & Notes
Banking & Finance	930	0	0	0	0	33	0	0	963	33
U.S. Government Agencies	8,566	0	(39)	6	13	42	0	0	8,588	40
Asset-Backed Securities	19,447	0	0	43	0	(729)	0	(1,018)	17,743	(607)
Common Stocks
Communication Services	4,967	0	0	0	0	(1,243)	0	0	3,724	(1,243)
Energy	90	0	0	0	0	(1)	0	0	89	0
Financials	58	0	0	0	0	(29)	0	0	29	(29)
Industrials	16,777	0	0	0	0	249	0	0	17,026	249
Materials(2)	2,913	0	0	0	0	(12)	0	0	2,901	(12)
Warrants
Financials	24	0	0	0	0	(24)	0	0	0	0
Industrials	854	0	0	0	0	(21)	0	0	833	(20)
Information Technology	26,360	0	0	0	0	1,987	0	0	28,347	1,987
Preferred Securities
Industrials	46,632	565	0	0	0	3,048	0	0	50,245	4,951

Totals	$201,754	$63,674	$(4,485)	$133	$(2)	$3,865	$34,553	$(20,233)	$279,259	$5,589

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$54,147	Proxy Pricing	Base Price	%	98.000 - 100.000	99.436
10,069	Reference Instrument	Yield	5.207	—
26,839	Third Party Vendor	Broker Quote	60.000 - 100.625	100.004
32,000	Waterfall Recoverability	Recovery Value	100.000	—
Corporate Bonds & Notes
Banking & Finance	2,118	Proxy Pricing	Base Price	117.375	—
Industrials	23,598	Reference Instrument	Weighted Average	BRL	53.507	—
Convertible Bonds & Notes
Banking & Finance	963	Other Valuation Techniques(3)	—	—	—
U.S. Government Agencies	8,588	Proxy Pricing	Base Price	%	61.740	—
Asset-Backed Securities	17,743	Proxy Pricing	Base Price	20.950 - 94,381.570	57,761.953
Common Stocks
Communication Services	3,724	Other Valuation Techniques(3)	—	—	—
Energy	89	Other Valuation Techniques(3)	—	—	—
Financials	29	Other Valuation Techniques(3)	—	—	—
Industrials	17,026	Discounted Cash Flow	Discount Rate	14.250	—
Materials	2,901	Other Valuation Techniques(3)	—	—	—
Warrants
Industrials	833	Other Valuation Techniques(3)	—	—	—
Information Technology	28,347	Comparable Companies	EBITDA Multiple	x	4.400	—
Preferred Securities
Industrials	44,853	Comparable Companies	EBITDA Multiple	x/x	11.700/8.900	—
5,392	Other Valuation Techniques(3)	—	—	—

Total	$279,259

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Materials since prior fiscal year end.
(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to the Fund, by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Waterfall Recoverability model is based on liquidation or net asset value approaches. Typically this model would be used in distressed scenarios or when a business is worth more through the sale of individual assets than continuing as an operating business. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of October 31, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CEW	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
CIW	CIBC World Markets Corp.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	CZK	Czech Koruna	NOK	Norwegian Krone
AUD	Australian Dollar	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	RUB	Russian Ruble
CAD	Canadian Dollar	HUF	Hungarian Forint	TRY	Turkish New Lira
CHF	Swiss Franc	IDR	Indonesian Rupiah	USD (or $)	United States Dollar
CLP	Chilean Peso	INR	Indian Rupee	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
BP0003M	3 Month GBP-LIBOR	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate
BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap